LEASES Q - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
2025	$ 2,158
2026	2,828
2027	2,572
2028	2,572
2029	429
Total future minimum lease payments	10,559
Less: Interest	2,269
Total lease liability	$ 8,290	$ 10,229